Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

17. Intangible assets

Changes in intangible assets are as follows:

	Development costs	Industrial patents and intellectual property rights	Concessions, licenses, trademarks and similar rights	Intangible fixed assets in process and advances	Other intangible assets	Total
	(EUR thousand)
Cost
At January 1, 2023	16,081	25,255	25,885	3,147	12,406	82,773
Additions	—	3,571	102	5,023	—	8,696
Disposals	—	(402)	—	(25)	—	(427)
Reclassifications	—	2,072	—	(2,072)	—	—
Exchange differences	(24)	55	(96)	(17)	(188)	(271)
At December 31, 2023	16,057	30,550	25,890	6,056	12,218	90,771
Additions	—	397	165	10,408	—	10,970
Reclassifications	—	723	—	(723)	—	—
Exchange differences	(8)	(137)	51	(16)	317	207
At December 31, 2024	16,049	31,533	26,106	15,725	12,535	101,948

Amortization
At January 1, 2023	11,447	15,168	15,977	—	8,024	50,616
Amortization	2,537	5,125	1,314	—	664	9,640
Disposal	—	(402)	—	—	—	(402)
Exchange differences	(17)	49	(20)	—	(79)	(67)
At December 31, 2023	13,967	19,940	17,270	—	8,609	59,786
Amortization	1,543	5,307	1,250	—	444	8,544
Exchange differences	(6)	(137)	13	—	158	28
At December 31, 2024	15,504	25,110	18,533	—	9,211	68,358

Net book value
At December 31, 2024	545	6,423	7,573	15,725	3,324	33,590
At December 31, 2023	2,090	10,610	8,620	6,056	3,609	30,985

Development costs are referred to costs for the design, construction and prototype development for products which have been or are expected to be commercialized and for which it is probable that the expected future economic benefits will flow to the entity.

Industrial patents and intellectual property rights increased for EUR 397 thousand mainly due to the acquisition of licenses for IT systems and software.

Concessions, licenses, trademarks and similar rights with a total carrying amount of EUR 7,573 thousand (EUR 8,620 thousand in 2023) mainly includes the trade names related to Balda companies.

Intangible fixed assets in process and advances refer to ongoing projects which will conclude in subsequent years. Intangible fixed assets and advances increased for EUR 10,408 thousand mainly due to (i) the internally generated costs to support the development of a new packaging platform within the Engineering segment, amounting to EUR 5,553 thousand, and (ii) the costs associated with the Group's ongoing digitalization efforts and other software implementations.

No impairment indicators have been identified for intangible assets and therefore no impairment losses have been accounted for. No changes in the useful life of intangible assets have occurred in all periods presented.